Income Taxes (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Summary of Deferred tax asset (Liability)
Net tax loss carry forwards	$ 2,358,000	$ 1,160,000
Stock based compensation	1,549,000	1,630,000
Amortization of debt discount	21,000
Depreciation	(98,000)	(40,000)
Tax credit carry forward	255,000	36,000
Deferred Tax Assets, Gross	4,085,000	2,786,000
Valuation allowance	(4,085,000)	(2,786,000)
Non current deferred income tax assets	$ 0	$ 0